Share Capital	12 Months Ended
Mar. 31, 2025
Share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Accounting Policy

Share Purchase Warrants

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of common shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in other gains (losses) on the statement of comprehensive income (loss). The fair value of foreign currency share purchase warrants is determined using the quoted market price on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated to equity and classified as equity financing transaction costs.

(a)    Authorized

The authorized share capital of the Company is comprised of the following:

i.Unlimited number of common voting shares without par value.

Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

ii.Unlimited number of Class “A” Shares each with a par value of $1.00. As at March 31, 2025, no Class “A” Shares were issued and outstanding.

Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

iii.Unlimited number of Class “B” Shares each with a par value of $5.00. As at March 31, 2025, no Class “B” Shares were issued and outstanding.

Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

(b)     Shares Issued and Outstanding

As at March 31, 2025, 56,234,231 Common Shares (March 31, 2024 – 54,545,797) were issued and fully paid.
(i) Shares for business combinations

During the year ended year ended March 31, 2025, the Company settled an earn out for $9.8 million in connection with the business acquisition of Bevo with the issuance of 1,190,432 Common Shares. The fair value of the Common Shares on the date of issuance was $7.5 million.

(ii)    Shares issued under RSU, PSU and DSU plans

During the year ended March 31, 2025, the Company issued 386,341 (year ended March 31, 2024 – 176,725) Common Shares with a fair value of $9.1 million (year ended March 31, 2024 – $5.6 million) related to the exercise of RSUs, PSUs, and DSUs connected to the Company’s share-based compensation program (Note 15).

(c)     Share Purchase Warrants

A summary of warrants outstanding is as follows:

	Warrants(1)	Weighted average exercise price
	#	$
Balance, March 31, 2023	8,912,479	70.90
Expired	(1,838,131)	1,124.60
Balance, March 31, 2024	7,074,348	44.34
Expired	(10,486)	388.43
Balance, March 31, 2025	7,063,862	46.22

On June 1, 2022, the Company completed an offering of 7,040,875 units of the Company (“June 2022 Offering”) for gross proceeds of approximately $21.8 million (U.S.$17.3 million). The Company paid commissions and issuance costs of $9.9 million for net proceeds of $11.9 million. Each unit consists of one Common Share and one common share purchase warrant (“June 2022 Offering Warrant”) of the Company. Each June 2022 Offering Warrant entitles the holder to purchase one Common Share of the Company at a price of U.S.$32.00 per share until June 1, 2025.

The June 2022 Offering warrants were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The June 2022 Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other gains (losses) (Note 17) on the consolidated statements of income (loss) and comprehensive income (loss). Subsequent to March 31, 2025, 7,040,875 warrants from this offering expired on June 1, 2025.

		U.S.$ equivalent
	June 2022 Offering	June 2022 Offering
	$	$
Balance, March 31, 2023	9,514	7,041
Unrealized gain on derivative liability	(9,038)	(6,688)
Balance, March 31, 2024	476	353
Unrealized loss on derivative liability	28	—
Balance, March 31, 2025	504	353

The following table summarizes the warrants that remain outstanding as at March 31, 2025:

Exercise Price ($)	Expiry Date	Warrants (#)(1)
45.80	June 1, 2025	7,040,875
111.06 - 418.80	May 29, 2025 - November 30, 2025	22,987
		7,063,862